Bonds, notes and other obligations	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Bonds, notes and other obligations
13.	Bonds, notes and other obligations

(a)	This caption is comprised of the following:

Issuance	Issuer	Annual interest rate	Interest payment	Maturity	Amount issued	2023	2022
					(000)	S/(000)	S/(000)
Local issuances
Subordinated bonds – second program (b)
Third (A series)	Interbank	7.50%	Semi-annually	2023	US$50,000	—	190,616
Second (A series)	Interbank	5.81%	Semi-annually	2023	S/150,000	—	149,998

						—	340,614

Subordinated bonds – third program (b)
Third - single series (c)	Interseguro	4.84%	Semi-annually	2030	US$25,000	92,725	95,350
First - single series	Interseguro	6.00%	Semi-annually	2029	US$20,000	74,102	76,213
Second - single series	Interseguro	4.34%	Semi-annually	2029	US$20,000	74,180	76,280

						241,007	247,843

Corporate bonds – second program
Fifth (A series)	Interbank	3.41% + VAC (*)	Semi-annually	2029	S/150,000	150,000	150,000

Total local issuances						391,007	738,457

International issuances
Subordinated bonds (d)	Interbank	4.000%	Semi-annually	2030	US$300,000	1,107,228	1,137,691
Corporate bonds (e)	Interbank	5.000%	Semi-annually	2026	S/312,000	311,644	311,522
Corporate bonds (f)	Interbank	3.250%	Semi-annually	2026	US$400,000	1,477,909	1,517,661
Subordinated bonds (g)	Interbank	6.625%	Semi-annually	2029	US$300,000	1,112,438	1,142,764
Senior bonds (h)	IFS	4.125%	Semi-annually	2027	US$300,000	1,045,258	1,074,396
Corporate bonds (i)	Interbank	3.375%	Semi-annually	2023	US$484,895	—	1,849,133

Total international issuances						5,054,477	7,033,167

Total local and international issuances						5,445,484	7,771,624

Interest payable						106,145	134,679

Total						5,551,629	7,906,303

(*)	The Spanish term “Valor de actualización constante” refers to amounts in Soles indexed by inflation.

(b)	Subordinated bonds do not have specific guarantees and, in accordance with SBS rules, qualify as second level equity (Tier 2) in the determination of the effective equity; see Note 16(f).
On January 11, 2023, Interbank redeemed the bond whose nominal value was S/150,000,000, and on December 13, 2023, redeemed the bond whose nominal value was US$ 50,000,000.

(c)
On September 29, 2020, Interseguro issued subordinated bonds denominated “Third Issuance of the Third Program of Subordinated Bonds Interseguro (Single Series)” for the amount of US$25,000,000, recorded in the Section “Transferable Securities and Issuance Programs” of the Public Registry of the Stock Market, under the Third Program of Subordinated Bonds of Interseguro.

(d)
On June 30, 2020, Interbank placed subordinated bonds called “4.00% Subordinated Notes due 2030” for an amount of US$300,000,000, under Rule 144A and Regulation S of the U.S. Securities Act of 1933 of the United States of America. The issuance date of these bonds was July 8, 2020.

Starting on July 8, 2025, prior
to
authorization by the SBS, Interbank will be able to redeem the entirety of the bonds, having to pay a redemption price of 100 percent of the issued subordinated bonds. From that date onwards, in case Interbank does not perform the early redemption, the interest rate will increase by 371.1 basis points. After July 8, 2025, prior to
authorization by the SBS, Interbank will be able to redeem the entirety of the bonds, having to pay a redemption price of 100 percent of the issued subordinated bonds plus the present value of each scheduled coupon payment, discounted at the redemption date.

(e)
On September 24, 2019, Interbank placed corporate bonds denominated “5.00% Senior Notes due 2026” for S/312,000,000, under Rule 144A and Regulation S of the U.S. Securities Act of 1993 of the United States of America. These bonds were issued on October 1, 2019.

(f)
On September 25, 2019, Interbank placed corporate bonds denominated “3.25% Senior Notes due 2026” for US$400,000,000, under Rule 144A and Regulation S of the U.S. Securities Act of 1993 of the United States of America. These bonds were issued on October 4, 2019.

As of December 31, 2023, Interbank holds four cross currency swap contracts for a total of US$300,000,000 (equivalent to approximately S/1,112,700,000), which were designated as cash flow hedges; see Note 10(b). Through these operations, part of the amount issued of said bonds was economically converted to Soles at rates of
 2.12, 5.10, 5.32 and 4.92 percent.

(g)	Beginning in March 2024, the interest rate changes to 8.625 percent. Since said date, Interbank can redeem the entirety of the bonds without penalties.
According to SBS regulations, this issuance qualifies as second level equity (“Tier 2”) in the determination of the effective equity.
As of December 31, 2023, Management does not have the intention to redeem these bonds before their maturity date; said situation could change in the future depending on the market conditions.

(h)
From 2018 until July 2027, IFS, at any time, can redeem these bonds, paying a penalty equal to the United States of America Treasury rate plus 30 basis points. The payment of principal will take place on the maturity date of the bonds or when IFS redeems them.

In October 2017, IFS entered a cross currency swap for US$150,000,000 (equivalent to approximately S/556,950,000 and S/573,000,000, as of December 31, 2023 and 2022, respectively). Lastly, during January and February 2023, IFS signed two cross currency swap contracts for US$20,000,000 each (equivalent to approximately S/74,260,000 each)
,
 which was designated as a cash flow hedge
;
 see Note 10(b).
As of December 31, 2023, Management does not intend to redeem these bonds before their maturity date; said situation may change in the future, depending on market conditions.

(i)
In January 2018, Interbank issued corporate bonds called “3.375 Senior Unsecured Notes” for US$200,000,000, under Rule 144A and Regulation S of the U.S. Securities Act of 1993 of the United States of America.

As part of said program, Interbank performed a bond swapping offer aimed to the bondholders of the corporate bonds called “5.750% Senior Notes due 2020” issued by its Panama branch, thus swapping bonds for an amount of US$263,322,000, which generated a swapping premium for approximately US$21,573,000, for an amount of US$284,895,000.
Considering the issuance of bonds in January 2018 and the exchange of bonds previously issued carried out on said date, the total balance of the “3.375 Senior Unsecured Notes” amounted to US$484,895,000.
As of December 31, 2022, Interbank held fourteen cross-currency swaps for US$441,000,000 (equivalent to approximately S/1,681,974,000), which were designated as cash flow hedges; see Note 10(b). Through these operations, part of the issued bonds amount was economically converted into Soles at an annual interest rate of

4.88
percent.
On January 18, 2023, the bond was paid according to its maturity date.

(j)
International issuances are listed at the Luxembourg Stock Exchange. On the other hand, the local and international issuances include standard clauses of compliance with financial ratios, the use of funds and other administrative matters.

As of December 31, 2023 and 2022, the international issuances maintain mainly this common clause: submit audited financial statements on an annual basis and unaudited financial statements on a quarterly basis (both in Spanish and English). In the opinion of Group Management and its legal advisers, this clause has been met by the Group as of December 31, 2023 and 2022. In addition, Interbank maintains the following additional clauses: (i) limits regarding related party transactions that are not under market conditions and (ii) limits regarding consolidation, merger or transfer of Interbank assets. In the opinion of Interbank Management and its legal advisers, these clauses have been met by Interbank as of December 31, 2023 and 2022.

(k)	As of December 31, 2023 and 2022, the repayment schedule of these obligations is as follows:

Year	2023	2022
	S/(000)	S/(000)
2023	—	2,296,506
2024	71,709	—
2025	—	—
2026	1,789,553	1,829,183
2027 onwards	3,690,367	3,780,614

Total	5,551,629	7,906,303